SHARE CAPITAL (Narrative) (Details)	1 Months Ended				12 Months Ended
	Nov. 30, 2017 $ / shares $ / shares	Nov. 30, 2017 CAD ($) $ / shares shares	May 31, 2014 $ / shares shares	May 31, 2014 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Sep. 30, 2017 shares
Common stock, shares authorized					62,500,000	62,500,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0008	$ 0.0008
Common stock, shares outstanding					21,906,742	11,906,742		95,253,840
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum					102.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.57%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					5 years
Weighted average number of basic and diluted common shares outstanding					13,221,798	11,906,742	11,262,855
Unrecognized Stock Based Compensation Expense | $					$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $					0
Stock Issued During Period Under Private Placement		10,000,000
Shares Issued, Price Per Share | $ / shares	$ 0.05	$ 0.05
Proceeds from Issuance of Private Placement | $		$ 500,000
Warrant Entitling to Purchase Common Stock Price per Share | $ / shares	$ 0.075
Units to be purchased		2,500,000
Number of Options, Granted			210,000	210,000
Weighted Average Exercise Price | (per share)			$ 1.12	$ 1.20
Contractual Life			5 years	5 years
Options Vesting Rate			25.00%	25.00%
Share-based Compensation | $					$ 0	$ 3,208	$ 28,600
Warrant exercise price | $ / shares					$ 0.06
New Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,375,000
Purchase Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.68%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $					$ 0
Anti-dilutive shares					5,000,000	0
Stock Options [Member]
Anti-dilutive shares					156,250	156,250
Canadian Dollar [Member]
Number of warrants issuable					5,000,000	0